Key Management Personnel Disclosures	12 Months Ended
Dec. 31, 2023
Key Management Personnel Disclosures [Abstract]
Key management personnel disclosures

Note 25. Key management personnel disclosures

Compensation

The aggregate compensation made to directors and other members of key management personnel of the Company is set out below:

	Consolidated		Consolidated
	2023	2022	2023
	AUD$	AUD$	$

Short-term employee benefits	860,229	821,414	588,397
Post-employment benefits	210,543	294,171	144,011
Israel deferred payments	-	653,768	-
Share-based payments	689,094	93,036	471,340
	1,759,866	1,862,389	1,203,748